Stockholders' Equity and Stock Incentive Plans (Restricted Stock Units, Performance Stock Units and Career Shares) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 19,264	$ 18,476	$ 18,891
Non-Option Award Activity [Roll Forward]
Shares to be issued to settle PSUs	1.67
Stock Issued During Period, Shares, Performance Stock Award Gross	654,478
Stock Issued During Period, Shares, Performance Stock Award, Taxes	177,274
Stock Issued During Period, Shares, Performance Stock Award, Net	477,204
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		541,016	696,249	1,018,978
Share-based compensation expense		$ 9,909	$ 8,010	$ 10,610
Non-Option Award Activity [Roll Forward]
Outstanding, beginning of period	2,534,496	2,534,496	2,755,799	2,371,147
Canceled		(40,800)	(201,660)	(46,131)
Vested / awarded		(713,886)	(715,892)	(588,195)
Outstanding, end of period		2,320,826	2,534,496	2,755,799
Granted, weighted average grant date fair value (in USD per share)		$ 19.05	$ 11.63	$ 10.03
Total unrecognized share-based compensation costs related to unvested stock options		$ 0
Total unrecognized share-based compensation costs related to unvested stock options, period for recognition		2 years 4 months 24 days
Performance Stock Units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		240,156	694,294	0
Share-based compensation expense		$ 5,135	$ 6,537	$ 3,678
Non-Option Award Activity [Roll Forward]
Outstanding, beginning of period	1,411,640	1,411,640	821,633	829,130
Granted		380,000
Canceled		(2,677)	(104,287)	(7,497)
Vested / awarded		(663,945)	0	0
Outstanding, end of period		1,249,480	1,411,640	821,633
Granted, weighted average grant date fair value (in USD per share)		$ 16.75	$ 11.01
Total unrecognized share-based compensation costs related to unvested stock options		$ 2,000
Total unrecognized share-based compensation costs related to unvested stock options, period for recognition		2 years 4 months 24 days
Shares to be issued to settle PSUs		1,100,000
Evaluation of performance conditions, period		3 years
Awards if no conditions met, percentage		0.00%
Awards if only threshhold performance met, percentage		50.00%
Awards for target performance, percentage		100.00%
Awards for maximum performance, percentage (up to 200%)		200.00%
Award vesting period		3 years
Performance Shares Adjustment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		264,306
Career Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		103,018	122,015	200,043
Share-based compensation expense		$ 1,399	$ 1,196	$ 1,937
Non-Option Award Activity [Roll Forward]
Outstanding, beginning of period	896,585	896,585	894,307	702,826
Canceled		0	(85,765)	(125)
Vested / awarded		(31,028)	(33,972)	(8,437)
Outstanding, end of period		968,575	896,585	894,307
Granted, weighted average grant date fair value (in USD per share)		$ 12.51	$ 11.31	$ 6.78
Total unrecognized share-based compensation costs related to unvested stock options		$ 1,100
Executive Officer | Career Shares
Non-Option Award Activity [Roll Forward]
Award eligibility, minimum age		55 years
Award requisite service period		10 years
Service period, Tranche 1		10 years
Service period, Tranche 2		15 years
Service period, Tranche 3		20 years